Revenue Recognition - Schedule of Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowances for Credit Losses [Abstract]
Beginning Balance	$ 128	$ 149
Ending Balance	118	128
Add: Additions	33
Less: Write-offs and Recoveries	$ (43)	$ (21)